Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued utilities and related expenses (Notes 25 and 28)	₱ 64,624	₱ 60,966
Accrued taxes and related expenses (Note 27)	11,918	11,380
Accrued employee benefits and other provisions (Note 28)	10,397	8,700
Current portion of contract liabilities and unearned revenues	8,595	7,879
Liability from redemption of preferred shares	7,849	7,851
Accrued interests and other related costs (Note 29)	1,872	1,531
Others	2,504	2,508
Accrued expenses and other current liabilities	₱ 107,759	₱ 100,815